Leases	9 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
6.	Leases
(1) Lessor
Lessor leases consist of leases for various equipment types, including office equipment, industrial machinery, transportation equipment and real estate. Net investment in leases includes sales-type leases and direct-financing leases. Interest income on net investment in leases is recognized over the life of each respective lease using the interest method. Sales-type leases and direct financing leases are full-payout leases. Leases not qualifying as sales-type leases or direct financing leases are accounted for as operating leases and related revenue is recognized on an equality over the lease term. In providing leasing services, the Company and its subsidiaries execute supplemental businesses, such as paying insurance and handling taxes on leased assets on behalf of lessees.
Some of the contracts include options to extend or to terminate the lease. The Company and its subsidiaries determine the lease term while taking such periods covered by options into account when determined the lease term when it is reasonably certain that it will exercise these options. The majority of the lease contracts do not contain bargain purchase options for customers.
The estimated unguaranteed residual value represents estimated proceeds from the disposition of equipment at the time the lease is terminated. The estimated unguaranteed residual value is determined based on market value of used equipment, estimates of when and how much equipment will become obsolete, and actual recovery being experienced for similar used equipment. The Company and its subsidiaries may incur losses if the estimated residual amounts are unable to collect or need to recognize valuation losses when the estimates differ from actual trends in equipment valuation and the secondhand market. The risk of loss on leased assets relating to the estimated unguaranteed residual value of the leased assets is monitored through projections of the estimated unguaranteed residual value at lease origination and periodic review of estimated unguaranteed residual value.
Initial direct costs of sales-type leases and direct financing leases are mainly being deferred and amortized as a yield adjustment over the life of the related lease by using interest method. The unamortized balance of initial direct costs of sales-type leases and direct financing leases is reflected as net investment in leases. Initial direct costs of operating leases are being deferred and amortized as a straight-line basis over the life of the related lease. The unamortized balance of initial direct costs is reflected as investment in operating leases.
When auto leases are bundled with maintenance contracts, considerations on contracts are allocated based upon the estimated standalone selling prices of the lease and non-lease
components. Lease components generally include product and financing cost, and non-lease
components generally consist of maintenance contracts.
Certain subsidiary is providing automobile related services, and applying practical expedients, to not separate non-lease
components from the associated lease components. In this service, ASC 606 is applied to the entire contract because the consideration related to non-lease
components accounts for the majority of contract consideration. Revenues from these operations are recognized over the customers’ usage period of the services, since customers simultaneously receive and consume the benefits when the performance obligations are satisfied. The value transferred to customers is directly measured based on the usage period.

Lease income for the nine and three months ended December 31, 2019 are as follows:

Millions of yen
Nine months ended December 31, 2019
Lease income—net investment in leases
Interest income	¥41,028
Other	1,601
Lease income—operating leases *	303,148

Total lease income	¥345,777

*
Gains from the disposition of real estate under operating leases included in operating lease revenues are ¥23,044 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues are ¥14,234 million for the nine months ended December 31, 2019.

Millions of yen
Three months ended December 31, 2019
Lease income—net investment in leases
Interest income	¥14,020
Other	511
Lease income—operating leases *	100,743

Total lease income	¥115,274

*
Gains from the disposition of real estate under operating leases included in operating lease revenues are ¥4,636 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues are ¥6,047 million for the three months ended December 31, 2019.

Lease income from net investment in leases is included in finance revenues in the consolidated statements of income.
Net investment in leases at December 31, 2019 consists of the following:

Millions of yen
December 31, 2019
Lease receivables	¥1,108,611
Unguaranteed residual value	29,325
Initial direct costs	4,403

Total	¥1,142,339

Investment in operating leases at December 31, 2019 consists of the following:

Millions of yen
December 31, 2019
Transportation equipment	¥1,386,422
Measuring and information-related equipment	278,294
Real estate	305,842
Other	31,593

2,002,151
Accumulated depreciation	(659,318)

Net	1,342,833
Right-of-use assets (operating leases)	128,951
Accrued rental receivables	33,469

Total	¥1,505,253

Costs of operating leases include depreciation and various expenses (insurance, property tax and other). Depreciation and various expenses for the nine and three months ended December 31, 2019 are as follows:

Millions of yen
Nine months ended December 31, 2019
Depreciation expenses	¥155,668
Various expenses	41,641

Total	¥197,309

Millions of yen
Three months ended December 31, 2019
Depreciation expenses	¥52,714
Various expenses	13,674

Total	¥66,388

Remaining lease receivables of net investment in leases (including residual value guarantees) range up to 30 years at December 31, 2019. Remaining lease receivables of the operating lease contracts range up to 61 years at December 31, 2019. At December 31, 2019, the amounts due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending December 31,	Net investment in leases	Operating leases
2020	¥455,576	¥289,678
2021	307,960	200,061
2022	205,011	138,467
2023	121,870	91,911
2024	68,358	55,608
Thereafter	86,125	149,596

Total lease payments	1,244,900	¥925,321

Less imputed interest	(136,289)

Total lease receivables	¥1,108,611

(2) Lessee
The Company and its subsidiaries determine if an arrangement is a lease at inception of each contract. The Company and its subsidiaries have operating and finance leases for various assets including lands, office buildings, employees’ accommodations, and vehicles. Some of the lease arrangements include options to extend or terminate lease term. The Company and its subsidiaries determine the lease term while taking such options into account when determined the lease term when it is reasonably certain that it will exercise these options. The Company and its subsidiaries’ lease arrangements do not contain material residual value guarantees or material restrictive covenants. As a rate implicit in the most of the leases cannot be readily determinable, the Company and its subsidiaries use incremental borrowing rate based on the information available at commencement to determine the present values of lease payments.

The component of lease expense for the nine and three months ended December 31, 2019 are as follows:

Millions of yen
Nine months ended December 31, 2019
Finance lease cost
Depreciation expenses of right-of-use assets	¥667
Interest expenses of lease liabilities	267

934

Operating lease cost	31,791
Short-term lease cost	2,019
Variable lease cost	920
Sublease income	(2,828)

Total	¥32,836

Millions of yen
Three months ended December 31, 2019
Finance lease cost
Depreciation expenses of right-of-use assets	¥212
Interest expenses of lease liabilities	36

248

Operating lease cost	10,473
Short-term lease cost	717
Variable lease cost	375
Sublease income	(708)

Total	¥11,105

Supplemental cash flow information related to leases for the nine months ended December 31, 2019 are as follows:

	Millions of yen
	Nine months ended December 31, 2019
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥267	¥33,685
Cash flows from financing activities	409	0

Right-of-use assets obtained in exchange for lease liabilities:	¥531	¥29,800

Supplemental balance sheet information related to lessee leases at December 31, 2019 are as follows:

	Millions of yen, except lease term and discount rate
	December 31, 2019
	Finance leases	Operating leases
Investment in Operating Leases	¥0	¥128,951
Property under Facility Operations	2,299	69,719
Office Facilities	9	75,816

Total right-of-use assets	2,308	274,486

Other Liabilities	2,914	271,093

Total lease liabilities	¥2,914	¥271,093

Weighted average remaining lease term	9years	14years

Weighted average discount rate	3.02%	1.15%

At December 31, 2019, the amounts of lease liabilities related to lessee leases due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending December 31,	Finance leases	Operating leases
2020	¥487	¥45,643
2021	484	32,221
2022	482	28,155
2023	477	25,500
2024	473	21,481
Thereafter	963	138,354

Total lease payments	3,366	291,354

Less imputed interest	(452)	(20,261)

Total lease liabilities	¥2,914	¥271,093